Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lessee, Operating Lease, Liability, Maturity
The future payments on the Company’s operating lease liabilities as of December 31, 2024 were as follows (in thousands):

2025	$17,685
2026	18,110
2027	13,214
2028	12,500
2029	10,812
Thereafter	19,292
Total lease payments	91,613
Less: imputed interest	(14,121)
Total	$77,492